Real Estate Owned - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Property	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($)
Real Estate Properties [Line Items]
Loans transferred into other real estate owned	$ 0
Real estate owned portfolio includes properties | Property	1
Loans into real estate owned	$ 1,050,000	$ 1,554,000	$ 7,503,000
Write-down of real estate owned	56,000
Net loss on sales of real estate	$ 43,000
Number of units in real estate property maintained | Property	1
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned portfolio includes properties | Property	4
Loans into real estate owned	$ 909,000
Number of real estate property sold | Property	4
Write down of real estate specific properties	$ 950,000
Commercial Properties [Member]
Real Estate Properties [Line Items]
Number of real estate property sold | Property	1
Write down of real estate specific properties	$ 90,000
Residential Properties [Member]
Real Estate Properties [Line Items]
Real estate owned portfolio includes properties | Property		1
Number of real estate property sold | Property	1
Write down of real estate specific properties	$ 54,000